BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS
Schedule of the Group's borrowings

	December 31,
	2019	2018
Notes	183,935	117,355
Bank and other loans	159,384	250,780
Total borrowings	343,319	368,135
Less: current portion	(71,746)	(3,063)
Total borrowings, non-current	271,573	365,072

Schedule of the Group's notes

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2019)	2019	2018
MTS International Notes due 2023	USD	5.00%	27,712	31,090
MTS International Notes due 2020	USD	8.625%	18,616	20,870
MTS PJSC Notes due 2025	RUB	8.00%	14,984	—
MTS PJSC Notes due 2022	RUB	7.70%	14,969	14,958
MTS PJSC Notes due 2023	RUB	6.85%	14,961	—
MTS PJSC Notes due 2026	RUB	7.90%	9,998	—
MTS PJSC Notes due 2022	RUB	9.00%	9,995	9,993
MTS PJSC Notes due 2021	RUB	8.85%	9,995	9,990
MTS PJSC Notes due 2021	RUB	7.10%	9,992	9,988
MTS PJSC Notes due 2025	RUB	7.25%	9,988	9,986
MTS PJSC Notes due 2024	RUB	8.70%	9,982	—
MTS PJSC Notes due 2022	RUB	6.45%	9,973	—
MTS PJSC Notes due 2023	RUB	6.85%	9,351	9,348
MTS PJSC Notes due 2024	RUB	8.60%	7,485	—
MTS PJSC Notes due 2022	RUB	8.40%	4,991	—
MTS PJSC Notes due 2031	RUB	7.50%	891	1,080
MTS PJSC Notes due 2020	RUB	7.90%	40	40
Other			12	12
Total notes			183,935	117,355
Less: current portion			(27,937)	(1,017)
Total notes, non-current			155,998	116,338

Schedule of dates of the announcement of the sequential coupon for note issuances

MTS PJSC Notes due 2031	March 2021
MTS PJSC Notes due 2023	March 2020

Schedule of the Group's loans from banks and financial institutions

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2019)	2019	2018
RUB-denominated:
Sberbank	2020-2024	7.50%-7.91%	103,832	139,515
VTB	2021-2024	6.75%-7.20%	43,893	100,000
Other			11,659	210
			159,384	239,725

USD-denominated:
Citibank			—	10,980
			—	10,980
Other currencies:
Other			—	75
			—	75
Total bank and other loans			159,384	250,780
Less: current portion			(43,809)	(2,046)
Total bank and other loans, non-current			115,575	248,734

Schedule of total available unused credit facilities

					Available
	Currency	Maturity	Interest rate	Available till	amount
Sberbank	RUB	2024	To be agreed	May 2024	115,000
Sberbank	RUB	2025	To be agreed	August 2025	60,000
Sberbank	RUB	2024	7.90%	June 2020	50,000
Sberbank	RUB	2024	To be agreed	August 2024	20,000
VTB	RUB	2025	CBR[1] key rate +0.5%	March 2020	30,000
VTB	RUB	2028	To be agreed	August 2028	80,000
Rosselhozbank	RUB/USD/EUR	2020	To be agreed	November 2020	5,000
SPB Bank	RUB	2020	To be agreed	March 2020	3,000
Total					363,000

(1) CBR – Central Bank of Russia

Schedule of aggregated scheduled maturities of principal on notes and bank loans

	December 31, 2019
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2020	39,847	56,975
2021	32,430	33,156
2022	50,344	11,232
2023	49,797	7,256
2024	21,069	100,019
Thereafter	37,339	—
Contractual undiscounted cash flows	230,826	208,638
Less: unamortized debt issuance costs	(243)	—
Less: interest	(46,648)	(46,979)
Less: debt modification	—	(2,275)
Total debt	183,935	159,384